EARNINGS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliation of Numerators and Denominators of Basic and Diluted Earnings Per Share Computations

A reconciliation of the numerators and the denominators of basic and diluted earnings per share computations is as follows:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions except per share amounts)
Net income attributable to shareholders of Kyocera Corporation	¥122,448	¥79,357	¥66,473

Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	667.23	432.58	362.36

Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	667.23	432.58	362.36

	Years ended March 31,
	2011	2012	2013
	(shares in thousands)
Basic average number of shares outstanding	183,517	183,451	183,442
Diluted average number of shares outstanding	183,517	183,451	183,442